INCOME TAX EXPENSE AND DEFERRED TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in deferred income tax accounts
Opening Balance	$ 168,085,407	$ 145,245,948	$ 121,991,585
Increase (decrease) in deferred tax	4,411,619	20,905,005	11,303,016
Increase (decrease) due to foreign currency translation	(20,753,348)	1,934,454	11,951,347
Total movements	(16,341,729)	22,839,459	23,254,363
Ending balance	$ 151,743,678	$ 168,085,407	$ 145,245,948